Share-Based Payments - Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares | shares	29,936
Granted, shares | shares	10,602
Vested, shares | shares	(10,802)
Reinvested dividend equivalents, shares | shares	961
Forfeited, shares | shares	(1,562)
Nonvested, end of period, shares | shares	29,135
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 26.99
Granted, weighted-average grant-date fair value per share (in dollars per share) | $ / shares	34.40
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	22.04
Reinvested dividend equivalents, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.08
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	31.32
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 31.53